Supplement dated March 13, 2026, to the Prospectus for the Flexible Premium Variable Annuity Issued by Metropolitan Life Variable Annuity Separate Account II of Metropolitan Life Insurance Company dated April 28, 2025 (the “Prospectus”).

This Supplement incorporates the Prospectus by reference. You should read this Supplement in conjunction with your Prospectus and retain all documents for future reference. Unless otherwise indicated, the information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus unless a new term is defined or an existing term in your Prospectus is revised by this Supplement.

You can find the current Prospectus and other information about the contract at no cost by calling (833) 642-1008, or by sending an email request to RCG@metlife.com. Metropolitan Life Insurance Company (“MetLife”) as depositor and sponsor of Metropolitan Life Separate Account E (the “Separate Account”) for the Flexible Premium Variable Annuity Contracts is redeeming shares in the ClearBridge Variable Mid Cap Portfolio – Class I underlying fund investment option in which the Division invests (“Existing Fund”) as of the close of the New York Stock Exchange on or about April 24, 2026 (“Substitution Date”).

On the Substitution Date, Accumulation or Annuity Units of the above-referenced Division will be replaced with Accumulation or Annuity Units of the Frontier Mid Cap Growth Portfolio – Class A (“Replacement Fund”).

The Division that invests in the Existing Fund will continue to be available for investment until the close of business on the New York Stock Exchange on the business day before the Substitution Date. Any purchase payment, allocation election, transfer or withdrawal allocation (including any applicable Systematic Withdrawal Program and automated investment strategies) or other transaction involving the Division that invests in the Existing Fund on and after the Substitution Date, will default to the applicable Division that invests in the Replacement Fund, as described more fully below.

On the Substitution Date, MetLife will carry out the substitution by redeeming shares of the Existing Fund held in the Separate Account and purchasing shares of the Replacement Fund. The substitution will result in any Account Value you have allocated to the Division investing in the Existing Fund, in effect, being transferred to the Division investing in the Replacement Fund.

The investment objective and policies of the Replacement Fund, along with information about the Replacement Fund’s investment adviser, are in the Replacement Fund’s prospectus, which you should read carefully.

Prior to the Substitution Date. From the date of this Supplement until the Substitution Date, Contract Owners with allocations in the Division that invests in the Existing Fund may continue to allocate purchase payments and transfer allocations to any other available Division in accordance with the terms of the contract. During this period, any transfers from a Division that invests in an Existing Fund will not be treated as a transfer for purposes of transfer limitations and fees that may otherwise be applicable under the terms of your contract. Frequent trading and rider allocation plan limitations will continue to apply. You may affect transfers by written request, telephone or by any other method we make available under your contract and as described in the prospectus.

On the Substitution Date. At the close of business on the Substitution Date, MetLife will redeem proceeds from the Division that invests in the Existing Fund. These proceeds will then be used to purchase Accumulation or Annuity Units in the Division that invests in the Replacement Fund. The substitution will occur at relative net asset value of the Existing Fund and Replacement Fund. All Contract Owners affected by the substitution will receive written confirmation of the transaction. Your Account Value will be the same as before the substitution. However, the number of Accumulation or Annuity Units you receive in the Division that invests in the Replacement Fund will be different from the number of Accumulation or Annuity Units you owned in the Division that invested in the Existing Fund, due to the difference in Accumulation or Annuity Unit values. With respect to the pay-out phase, Annuity Units in the Division invested in the Existing Fund are redeemed and Annuity Units in the Division invested in the Replacement Fund are credited to you. At that time, there is no adjustment to the income payment amount; however, future income payment amounts will be determined based on the Annuity Unit value for the Division invested in the Replacement Fund. The substitution transaction will not be treated as a transfer for the purposes of transfer limitations. There will be no tax consequences as a result of the substitution transactions.

After the Substitution Date. Effective immediately following the Substitution Date, the Division that invested in the Existing Fund will no longer be available as an investment option in the contract. Additionally, from the Substitution Date through 30 days after the Substitution Date, Contract Owners may reallocate amounts that were substituted into the Division that invests in the Replacement Fund to any other Division without the transfer being treated as a transfer for purposes of transfer limitations and fees that would otherwise be applicable under the terms of the contract. Once the substitutions occur, any purchase payment, allocation election, transfer or withdrawal allocation or other transaction involving the Division that invested in the Existing Fund will be allocated to the Division that invests in the Replacement Fund and will become allocation instructions until you tell us otherwise. Frequent trading and any limitations imposed by riders will continue to apply.

Information about the Replacement Fund, its investment policies, risks, fees and expenses and all other aspects of its operations, can be found in its prospectus, which you should read carefully. AS WITH THE EXISTING FUND, THERE IS NO ASSURANCE THAT THE REPLACEMENT FUND WILL ACHIEVE ITS STATED OBJECTIVES.

As of the Substitution Date, all references in the Prospectus to the Division that invests in the Existing Fund and the Existing Fund are replaced with references to the Division that invests in the Replacement Fund and the Replacement Fund, as applicable.

Changes to Administrative Programs and allocation instructions: On and after the Substitution Date, certain administrative programs will be impacted, including:

1.

Dollar Cost Averaging (DCA): If you are enrolled in a DCA program that includes the Division investing in the Existing Fund, you may terminate your current allocation instructions and provide new allocation instructions at any time prior to the Substitution Date. If you do not provide new allocation instructions, your enrollment will automatically be updated to replace the Division investing in the Existing Fund with the Division investing in the Replacement Fund on the Substitution Date.

2.

Optional Automated Investment Strategies: If you are enrolled in an automated investment strategy that includes the Division investing in the Existing Fund, you may terminate your current instructions and provide new allocation instructions prior to the Substitution Date. Unless you provide new instructions, amounts transferred pursuant to your current rebalancing instructions will continue to be transferred the Division investing in the Existing Fund until the Substitution Date. If you do not provide new allocation instructions, your automated investment strategy will automatically be updated to replace the Division investing in an Existing Fund with the Division investing in the corresponding Replacement Funds on the Substitution Date.

3.

Purchase Payment, Account Value and Transfer Allocation Instructions: If you have allocation instructions on file that include the Division investing in the Existing Fund, you may change those allocation instructions by providing new allocation instructions at any time. Unless you provide new instructions, amounts allocated pursuant to your current allocation instructions will continue to be allocated to the Division investing in the Existing Fund until the Substitution Date. If you do not provide new allocation instructions, your allocation instructions will automatically be updated to replace the Division investing in the Existing Fund with the Division investing in the Replacement Fund on the Substitution Date.

4.

Systematic Withdrawal Program: If you are enrolled in the Systematic Withdrawal Program that includes the Division investing in the Existing Fund, you may terminate your current instructions and provide new instructions at any time prior to the Substitution Date. If you do not provide new instructions, your enrollment will automatically be updated to replace the Division investing in the Existing Fund with the Division investing in the Replacement Fund on the Substitution Date.